UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
3/31/12 (Unaudited)

COMMON STOCKS (97.9%)(a)
			Shares	Value

Aerospace and defense (4.1%)

Embraer SA ADR (Brazil)			743,400	$23,773,932

Honeywell International, Inc.			553,800	33,809,490

Northrop Grumman Corp.(S)			140,200	8,563,416

Precision Castparts Corp.			251,961	43,564,057

United Technologies Corp.			421,000	34,917,740

				144,628,635
Air freight and logistics (0.8%)

FedEx Corp.			293,700	27,008,652

				27,008,652
Airlines (0.1%)

Delta Air Lines, Inc.(NON)			256,600	2,542,906

				2,542,906
Auto components (1.2%)

Allison Transmission Holdings, Inc.(NON)			460,413	10,994,662

American Axle & Manufacturing Holdings, Inc.(NON)			818,377	9,583,195

Johnson Controls, Inc.(S)			684,400	22,229,312

				42,807,169
Automobiles (0.5%)

Ford Motor Co.			1,406,800	17,570,932

				17,570,932
Beverages (1.9%)

Beam, Inc.			239,404	14,021,892

Coca-Cola Enterprises, Inc.(S)			1,429,200	40,875,120

PepsiCo, Inc.			175,200	11,624,520

				66,521,532
Biotechnology (2.2%)

Affymax, Inc.(NON)			1,391,963	16,341,646

BioMarin Pharmaceuticals, Inc.(NON)			363,100	12,436,175

Celgene Corp.(NON)			330,000	25,581,600

Cubist Pharmaceuticals, Inc.(NON)			413,511	17,884,351

Dendreon Corp.(NON)(S)			353,164	3,762,962

Human Genome Sciences, Inc.(NON)(S)			222,958	1,837,174

				77,843,908
Building products (0.2%)

Owens Corning, Inc.(NON)			239,200	8,618,376

				8,618,376
Capital markets (2.5%)

Apollo Global Management, LLC. Class A			393,316	5,616,552

Charles Schwab Corp. (The)			1,401,800	20,143,866

Invesco, Ltd.			980,600	26,152,602

Raymond James Financial, Inc.			236,136	8,626,048

State Street Corp.			580,200	26,399,100

				86,938,168
Chemicals (4.0%)

Agrium, Inc. (Canada)			273,456	23,618,395

Albemarle Corp.			276,800	17,693,056

Celanese Corp. Ser. A			941,599	43,483,042

GSE Holding, Inc.(NON)			739,010	9,703,201

LyondellBasell Industries NV Class A (Netherlands)			594,927	25,968,564

Monsanto Co.			257,700	20,554,152

				141,020,410
Commercial banks (0.8%)

Wells Fargo & Co.			824,407	28,145,255

				28,145,255
Commercial services and supplies (0.2%)

Republic Services, Inc.			174,200	5,323,552

				5,323,552
Communications equipment (4.4%)

ADTRAN, Inc.			275,600	8,595,964

Cisco Systems, Inc.			1,286,755	27,214,868

F5 Networks, Inc.(NON)			45,900	6,194,664

Juniper Networks, Inc.(NON)			517,503	11,840,469

Polycom, Inc.(NON)			1,423,598	27,148,014

Qualcomm, Inc.			1,082,335	73,620,427

				154,614,406
Computers and peripherals (10.6%)

Apple, Inc.(NON)(S)			501,629	300,711,537

EMC Corp.(NON)			1,074,500	32,106,060

NetApp, Inc.(NON)(S)			275,700	12,343,089

SanDisk Corp.(NON)			549,912	27,270,136

				372,430,822
Diversified financial services (1.1%)

Citigroup, Inc.(S)			237,900	8,695,245

CME Group, Inc.			97,600	28,238,608

				36,933,853
Diversified telecommunication services (0.3%)

Iridium Communications, Inc.(NON)			1,032,606	9,045,629

				9,045,629
Electrical equipment (0.7%)

GrafTech International, Ltd.(NON)			981,700	11,721,498

Hubbell, Inc. Class B			156,600	12,305,628

Thermon Group Holdings, Inc.(NON)			58,468	1,195,671

				25,222,797
Electronic equipment, instruments, and components (1.1%)

TE Connectivity, Ltd. (Switzerland)			723,100	26,573,925

Trimble Navigation, Ltd.(NON)			221,000	12,026,820

				38,600,745
Energy equipment and services (4.4%)

Cameron International Corp.(NON)			616,100	32,548,563

Ensco International PLC ADR (United Kingdom)			213,100	11,279,383

Key Energy Services, Inc.(NON)			1,068,400	16,506,780

National Oilwell Varco, Inc.			318,700	25,327,089

Oil States International, Inc.(NON)			384,492	30,013,446

Schlumberger, Ltd.			533,600	37,314,648

				152,989,909
Food products (1.5%)

Mead Johnson Nutrition Co. Class A			337,600	27,845,248

Post Holdings, Inc.			230,400	7,587,072

Sara Lee Corp.			835,500	17,988,315

				53,420,635
Health-care equipment and supplies (3.8%)

Baxter International, Inc.			828,358	49,519,241

Covidien PLC (Ireland)			748,000	40,900,640

OraSure Technologies, Inc.(NON)			1,040,400	11,954,196

St. Jude Medical, Inc.			363,100	16,088,961

Stryker Corp.(S)			262,900	14,585,692

				133,048,730
Health-care providers and services (3.5%)

Aetna, Inc.			918,900	46,092,024

CIGNA Corp.			478,085	23,545,686

Express Scripts Holding Co.(NON)			513,500	27,821,430

HealthSouth Corp.(NON)			848,300	17,373,184

Quest Diagnostics, Inc.(S)			146,764	8,974,619

				123,806,943
Health-care technology (0.3%)

SXC Health Solutions Corp. (Canada)(NON)			139,600	10,464,416

Vocera Communications, Inc.			51,510	1,205,334

				11,669,750
Hotels, restaurants, and leisure (2.3%)

Carnival Corp.(S)			372,900	11,962,632

Las Vegas Sands Corp.			450,055	25,909,666

Starbucks Corp.			535,700	29,940,273

Wyndham Worldwide Corp.			252,569	11,746,984

				79,559,555
Household durables (0.2%)

Newell Rubbermaid, Inc.			402,800	7,173,868

				7,173,868
Household products (1.0%)

Colgate-Palmolive Co.			239,400	23,408,532

Procter & Gamble Co. (The)			160,500	10,787,205

				34,195,737
Independent power producers and energy traders (0.8%)

AES Corp. (The)(NON)			2,143,300	28,012,931

				28,012,931
Industrial conglomerates (0.7%)

Tyco International, Ltd.			433,600	24,359,648

				24,359,648
Insurance (1.0%)

Aflac, Inc.			308,900	14,206,311

Aon PLC (United Kingdom)			395,600	19,408,136

				33,614,447
Internet and catalog retail (2.2%)

Amazon.com, Inc.(NON)			154,800	31,348,548

CafePress, Inc.(NON)			7,678	145,882

HSN, Inc.			92,800	3,529,184

Priceline.com, Inc.(NON)			58,590	42,038,325

				77,061,939
Internet software and services (3.2%)

Baidu, Inc. ADR (China)(NON)			176,687	25,755,664

eBay, Inc.(NON)			841,900	31,057,691

Google, Inc. Class A(NON)(S)			84,580	54,236,079

				111,049,434
IT Services (1.5%)

Accenture PLC Class A(S)			251,500	16,221,750

Cognizant Technology Solutions Corp.(NON)			209,400	16,113,330

Visa, Inc. Class A(S)			185,800	21,924,400

				54,259,480
Leisure equipment and products (0.4%)

Hasbro, Inc.			375,800	13,799,376

				13,799,376
Life sciences tools and services (2.5%)

Agilent Technologies, Inc.(NON)			509,700	22,686,747

Bruker Corp.(NON)			1,313,298	20,106,592

Thermo Fisher Scientific, Inc.(NON)			823,100	46,406,378

				89,199,717
Machinery (2.2%)

Cummins, Inc.			180,000	21,607,200

Eaton Corp.			499,646	24,897,360

Timken Co.			617,930	31,353,768

				77,858,328
Media (2.8%)

Interpublic Group of Companies, Inc. (The)			3,020,800	34,467,328

Time Warner, Inc.			756,600	28,561,650

Walt Disney Co. (The)(S)			782,200	34,244,716

				97,273,694
Metals and mining (1.6%)

Carpenter Technology Corp.			176,900	9,239,487

Cliffs Natural Resources, Inc.			269,298	18,651,579

Rio Tinto PLC (United Kingdom)			393,127	21,668,690

Walter Energy, Inc.			126,990	7,519,078

				57,078,834
Multiline retail (1.5%)

Dollar General Corp.(NON)			690,991	31,923,784

Nordstrom, Inc.			373,471	20,809,804

				52,733,588
Oil, gas, and consumable fuels (3.5%)

Alpha Natural Resources, Inc.(NON)			568,100	8,640,801

Anadarko Petroleum Corp.			358,400	28,077,056

Cabot Oil & Gas Corp. Class A			350,900	10,937,553

Cobalt International Energy, Inc.(NON)(S)			187,556	5,632,307

Hess Corp.			272,400	16,057,980

Kosmos Energy, Ltd.(NON)			472,518	6,256,138

Linn Energy, LLC (Units)			277,018	10,568,237

Noble Energy, Inc.			377,600	36,921,728

				123,091,800
Personal products (0.2%)

Avon Products, Inc.			360,000	6,969,600

				6,969,600
Pharmaceuticals (1.9%)

Elan Corp. PLC ADR (Ireland)(NON)(S)			1,501,294	22,534,423

Medicines Co. (The)(NON)			212,200	4,258,854

Merck & Co., Inc.			492,400	18,908,160

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			251,600	11,337,096

ViroPharma, Inc.(NON)			347,100	10,437,297

				67,475,830
Professional services (0.8%)

Nielsen Holdings NV(NON)			507,600	15,299,064

Verisk Analytics, Inc. Class A(NON)			301,000	14,137,970

				29,437,034
Real estate investment trusts (REITs) (0.2%)

American Tower Corp.(R)			138,102	8,703,188

				8,703,188
Real estate management and development (0.6%)

CBRE Group, Inc.(NON)			1,065,500	21,267,380

				21,267,380
Road and rail (1.6%)

Hertz Global Holdings, Inc.(NON)			1,446,500	21,755,360

Kansas City Southern(NON)			291,154	20,872,830

Swift Transportation Co.(NON)			1,290,446	14,891,747

				57,519,937
Semiconductors and semiconductor equipment (3.7%)

Advanced Micro Devices, Inc.(NON)(S)			4,046,719	32,454,686

Avago Technologies, Ltd. (Singapore)			487,800	19,009,566

Cymer, Inc.(NON)			186,611	9,330,550

Intel Corp.			388,963	10,933,750

Skyworks Solutions, Inc.(NON)			521,200	14,411,180

Texas Instruments, Inc.			1,051,400	35,337,554

Xilinx, Inc.(S)			214,000	7,796,020

				129,273,306
Software (5.6%)

Check Point Software Technologies, Ltd. (Israel)(NON)(S)			288,000	18,385,920

Informatica Corp.(NON)			115,800	6,125,820

Microsoft Corp.			881,263	28,420,732

Oracle Corp.			1,719,900	50,152,284

Red Hat, Inc.(NON)			140,566	8,418,498

Salesforce.com, Inc.(NON)(S)			243,996	37,699,822

SS&C Technologies Holdings, Inc.(NON)			244,591	5,706,308

Synchronoss Technologies, Inc.(NON)			255,800	8,165,136

Synopsys, Inc.(NON)			567,700	17,405,682

VMware, Inc. Class A(NON)			140,250	15,759,893

				196,240,095
Specialty retail (2.0%)

AutoZone, Inc.(NON)			32,300	12,009,140

Bed Bath & Beyond, Inc.(NON)			232,887	15,316,978

Dick's Sporting Goods, Inc.			347,800	16,722,224

Signet Jewelers, Ltd. (Bermuda)			148,300	7,011,624

TJX Cos., Inc. (The)			511,544	20,313,412

				71,373,378
Textiles, apparel, and luxury goods (1.2%)

Coach, Inc.			258,600	19,984,608

Iconix Brand Group, Inc.(NON)(S)			308,584	5,363,190

PVH Corp.			114,251	10,206,042

Steven Madden, Ltd.(NON)			162,864	6,962,436

				42,516,276
Tobacco (1.8%)

Lorillard, Inc.			108,100	13,996,788

Philip Morris International, Inc.			570,100	50,516,559

				64,513,347
Trading companies and distributors (0.5%)

WESCO International, Inc.(NON)			294,767	19,251,233

				19,251,233
Wireless telecommunication services (0.2%)

NII Holdings, Inc.(NON)			287,600	5,265,956

				5,265,956

Total common stocks (cost $2,783,274,047)				$3,440,882,650

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
			Shares	Value

Citigroup, Inc. $7.50 cv. pfd.			67,842	$7,004,008

Nielsen Holdings NV $3.125 cv. pfd.			90,851	5,275,036

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	—

Total convertible preferred stocks (cost $22,973,462)				$12,279,044

WARRANTS (—)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$723,629

Total warrants (cost $1,699,687)				$723,629

SHORT-TERM INVESTMENTS (7.3%)(a)
			Principal amount/shares	Value

U.S. Treasury bills with an effective yield of 0.199%, March 7, 2013(SEGSF)			$852,000	$850,639

U.S. Treasury bills with an effective yield of 0.141%, February 7, 2013(SEG)			70,000	69,899

U.S. Treasury bills with effective yields ranging from 0.103% to 0.124%, January 10, 2013(SEG)			1,316,000	1,314,347

U.S. Treasury bills with effective yields ranging from 0.084% to 0.100%, October 18, 2012(SEG)			1,351,000	1,350,030

U.S. Treasury bills with effective yields ranging from 0.089% to 0.097%, August 23, 2012(SEG)(SEGSF)			2,467,000	2,465,826

U.S. Treasury bills with an effective yield of 0.074%, June 28, 2012(SEGSF)			513,000	512,913

Putnam Money Market Liquidity Fund 0.11%(e)			83,741,662	83,741,662

Putnam Cash Collateral Pool, LLC 0.20%(d)			165,233,300	165,233,300

Total short-term investments (cost $255,539,451)				$255,538,616

TOTAL INVESTMENTS

Total investments (cost $3,063,486,647)(b)				$3,709,423,939

FORWARD CURRENCY CONTRACTS at 3/31/12 (aggregate face value $34,366,145) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Euro	Sell	4/18/12	$34,384,568	$34,366,145	$(18,423)

Total						$(18,423)

FUTURES CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	77	$4,236,155	Jun-12	$48,547
Russell 2000 Index Mini (Long)	13	1,076,010	Jun-12	10,314
S&P 500 Index (Long)	36	12,628,800	Jun-12	94,265
S&P Mid Cap 400 Index E-Mini (Long)	32	3,175,360	Jun-12	13,678

Total				$166,804

WRITTEN OPTIONS OUTSTANDING at 3/31/12 (premiums received $841,843) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Apple, Inc. (Call)	32,025	Apr-12/$550.00	$1,704,004
Apple, Inc. (Call)	17,945	Apr-12/620.00	156,301

Total			$1,860,305

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/12 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	80,413	$—	9/26/12	(1 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPBNK) of common stocks	$(156,995)

Total						$(156,995)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through March 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $3,515,086,231.
(b)	The aggregate identified cost on a tax basis is $3,064,458,696, resulting in gross unrealized appreciation and depreciation of $763,185,952 and $118,220,709, respectively, or net unrealized appreciation of $644,965,243.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security (excluding 144A securities), if any, held at the close of the reporting period was $0.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $161,342,417.
The fund received cash collateral of $165,233,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $31,357 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $502,509,863 and $429,552,127, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $29,658,501 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to enhance the return on a security owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.
The fund had an average contract amount of approximately 380,000 on written options contracts for the reporting period.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
The fund had an average number of contracts of approximately 114 on futures contracts for the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
The fund had an average notional amount of approximately $8,100,000 on total return swap contracts for the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $654,007 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,035,723 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,364,226.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$501,869,775	$—	$—
Consumer staples	225,620,851	—	—
Energy	276,081,709	—	—
Financials	215,602,291	—	—
Health care	503,044,878	—	—
Industrials	421,771,098	—	—
Information technology	1,056,468,288	—	—
Materials	198,099,244	—	—
Telecommunication services	14,311,585	—	—
Utilities	28,012,931	—	—
Total common stocks	3,440,882,650	—	—
Convertible preferred stocks	—	12,279,044	—
Warrants	723,629	—	—
Short-term investments	83,741,662	171,796,954	—

Totals by level	$3,525,347,941	$184,075,998	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(18,423)	$—
Futures contracts	166,804	—	—
Written options	—	(1,860,305)	—
Total return swap contracts	—	(156,995)	—

Totals by level	$166,804	$(2,035,723)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$—	$18,423
Equity contracts	890,433	2,017,300

Total	$890,433	$2,035,723

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2012